Other Current Financial Assets	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other Current Financial Assets
Receivables and other current assets

The detail of receivables and other current assets of the Telefónica Group at December 31, 2018 and December 31, 2017 is as follows:

Millions of euros	12/31/2018	12/31/2017
Receivables (Note 14)	8,419	8,727
Trade receivables	10,666	10,891
Impairment of trade receivables	(2,657)	(2,563)
Receivables from associates and joint ventures (Note 9)	33	32
Other receivables	377	367
Other current assets	2,160	1,366
Contractual assets (Note 20)	341	—
Capitalized costs (Note 20)	566	—
Prepayments	1,253	1,366
Total	10,579	10,093

Public-sector net trade receivables at December 31, 2018 and 2017 amounted to 345 million euros and 346 million euros, respectively.
The movement in impairment of trade receivables in 2018 and 2017 is as follows:

Millions of euros
Impairment provision at December 31, 2016	2,795
Allowances	998
Inclusion of companies	14
Amounts applied	(1,019)
Translation differences and other	(225)
Impairment provision at December 31, 2017	2,563
Adjustment on initial application of NIIF 9 (Note 14)	126
Allowances	853
Transfers	(10)
Amounts applied	(768)
Translation differences and other	(107)
Impairment provision at December 31, 2018	2,657

The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2018 and 2017 is as follows:

Millions of euros	12/31/2018		12/31/2017
	Trade receivables	Impairment	Trade receivables	Impairment
Trade receivables pending billing	2,682	(25)	3,015	(16)
Amount not overdue invoiced	3,508	(195)	3,446	(166)
Less than 90 days	1,532	(164)	1,566	(83)
Between 90 and 180 days	519	(168)	455	(228)
Between 180 and 360 days	364	(212)	385	(244)
More than 360 days	2,061	(1,893)	2,024	(1,826)
Total	10,666	(2,657)	10,891	(2,563)
Other current financial assets
The other current financial assets include the following items:

•
Derivative financial assets with a short-term maturity or not used to hedge non-current items in the consolidated statement of financial position amounted to 922 million euros at December 31, 2018 (845 million euros at December 31, 2017, see Note 17).

•
Short-term investments in financial instruments recognized at fair value to cover commitments undertaken by the Group’s insurance companies, amounted to 87 million euros at December 31, 2018 (130 million euros at December 31, 2017) and were recorded at fair value. At December 31, 2017 Antares amounted to 60 million euros. At December 31, 2018 Antares amounting to 52 million euros that were reclassified as non-current assets classified as held for sale (see Note 28).

•
Short-term deposits and guarantees amounted to 95 million euros at December 31, 2018 (125 million euros at December 31, 2017) which includes current judicial deposits amounting to 71 million euros (see Note 21) constituted by Telefónica Brazil (82 million euros at December 31, 2017).

•
Short-term credits, net of impairment provisions, amounted to 1,102 million euros at December 31, 2018 (877 million euros at December 31, 2017). At December 31, 2018, this amount included bank deposits with a maturity between three and twelve months formalized by Telefónica, S.A. which amounted to 972 million euros (700 million euros at December 31, 2017).

The vast majority of short-term credits, deposits and guarantees recognized at amortized cost and at fair value with changes in "Other comprehensive income" (Note 14) are considered to be low credit risk assets.
Current financial assets that are highly liquid and have maturity periods of three months or less from the date contracted, and present an insignificant risk of value changes, are recorded under “Cash and cash equivalents” on the accompanying consolidated statement of financial position.